Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants
Warrants

3.    Warrants

Liability Classified Warrants

The following table presents the change in the liability balance associated with the liability classified warrants, which are classified in Level 3 of the fair value hierarchy from January 1, 2023 to September 30, 2024:

Warrants ($)
Balance as of January 1, 2023	$261,569
Additional warrants issued	—
Change in fair value	(5,033)
Balance as of December 31, 2023	$256,536
Additional warrants issued	—
Change in fair value	(5,842)
Balance as of September 30, 2024	$250,694

As of September 30, 2024, the Company has issued a customer a warrant to purchase up to $1.00 million of capital stock in a future round of financing at a 20% discount of the lowest price paid by another investor. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026. The Company evaluated the provisions of ASC 480, Distinguishing Liabilities from Equity, noting the warrant should be classified as a liability due to its settlement being for a variable number of shares and potentially for a class of shares not yet authorized. The warrant was determined to have a fair value of $250 thousand which was recorded as a Deferred contract acquisition asset and to a Warrant liability during the year ended December 31, 2016 and was amortized as a revenue discount prior to the current periods presented. The fair value of the warrant was estimated on the date of grant by estimating the warrant’s intrinsic value on issuance using the estimated fair value of the Company as a whole and has a balance of $250 thousand as of September 30, 2024.

On December 16, 2016, the Company issued an investor warrant to purchase $50 thousand worth of shares of our Class A Common Stock. The warrants have no vesting period and expires on December 16, 2026. The warrant agreement states that the investor is entitled to the “number of shares of Common Stock with a Fair Market Value as of the Determination Date of $50,000”. The determination date is defined as the “date that is the earlier of (A) the conversion of the investor’s Note into the equity interests of the Company or (B) the maturity date of the Note.” The investor converted the referenced Note on June 30, 2020, therefore, defining the determination date. The number of shares to be purchased is settled as 428 shares as of June 30, 2020. The exercise price of the warrants is variable until the exercise date.

The Company used a Black-Scholes-Merton pricing model to determine the fair value of the warrants and uses this model to assess the fair value of the warrant liability. As of September 30, 2024, the warrant liability is recorded at $1 thousand which is a $6 thousand decrease, recorded to Change in fair value of warrant liability, from the balance of $7 thousand as of December 31, 2023.

The following assumptions were used to calculate the fair value of the warrant liability during the nine months ended September 30, 2024:

Fair Value of Warrants	$1.65 — $9.60
Exercise price	$3.90 — $7.35
Risk free interest rate	3.51%— 4.50%
Expected dividend yield	—%
Expected volatility	79.19% — 79.59%
Expected term	1 year - 3	years

Equity Classified Warrants

		September 30,	December 31,
Warrant Issuance Date	Strike Price	2024	2023
November 9, 2016	$46.80	5,342	5,342
January 23, 2020	$120.00	12,430	12,430
January 23, 2020	$120.00	34,974	34,974
April 18, 2023	$20.10	—	51,689
June 5, 2023	$4.80	—	85,314
December 21, 2023	$4.80	192,869	240,000
April 3, 2024	$14.55	—	—
April 3, 2024	$15.90	—	—
September 3, 2024	$4.80	95,494	—
September 3, 2024	$4.80	190,987	—
September 3, 2024	$4.80	636,404	—
September 10, 2024	$3.45	250,930	—
Total warrants outstanding		1,419,430	429,749

November 9, 2016

The Company has issued a customer a warrant to purchase 5,342 shares of Class A Common Stock with an exercise price of $46.80 per share. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026.

January 23, 2020

In January 2020, the Company issued REach®, a related party, a warrant to purchase 12,430 shares of the Company’s Class A Common Stock at a strike price of $120.00 per share in exchange for the cancellation of a $100 thousand SAFE issued on August 18, 2017 by the Company’s affiliate Trusted Mail Inc. with a value of $125 thousand. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

January 23, 2020

In January 2020, the Company issued SCV, a related party, a warrant to purchase 62,141 shares of the Company’s Class A Common Stock at a strike price of $120.00 per share in exchange for $300 thousand in cash and “Premium” sponsorship status with a credited value of $100 thousand per year for 3 years totaling $300 thousand. This “premium” sponsorship status provides the Company with certain benefits in marketing and networking, such as the Company being listed on the investor’s website, as well as providing the Company certain other promotional opportunities organized by the investor. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

On December 21, 2021, SCV executed a Notice of Exercise for certain of its warrants to purchase 27,168 shares of Class A Common Stock at an exercise price of $120.00 per share for a total purchase price of $3.26 million. The closing occurred on January 10, 2022 and resulted in total cash proceeds of $3,260,000 to the Company for the warrant exercise.

The warrants to purchase the remaining 34,974 shares of the Company’s Class A Common Stock remain outstanding as of September 30, 2024.

April 18, 2023

On April 14, 2023, the Company entered into a securities purchase agreement (“SPA”) with Armistice Capital Master Fund Ltd. Pursuant to which the Company agreed to issue and sell to the investor (i) in a registered direct offering, 37,559 shares of Class A Common Stock, par value $0.01 per share of the Company at a price of $49.50 per share, and pre-funded warrants to purchase up to 67,330 shares of Class A Common Stock, at a price of $49.485 per prefunded warrant, at an exercise price of $0.015 per share of Class A Common Stock, and (ii) in a concurrent private placement, common stock purchase warrants, exercisable for an aggregate of up to 104,889 shares of Class A Common Stock, at an exercise price of $49.50 per share. On April 18, 2023, the Company sold 37,559 shares of Class A

Common Stock to the institutional investor at a price of $49.50 per share for total proceeds $1,859,154. Additionally, on same date, the institutional investor purchased and exercised the 67,330 pre-funded warrants, for total proceeds to the Company of $3,332,835, resulting in an aggregate issuance by the Company of 104,889 shares of Class A Common Stock for net proceeds of $4,778,550 from the registered direct offering after deducting placement fee and legal expense of $363,439 and $50,000, respectively.

On December 21, 2023, the Company entered into an Inducement Agreement with Armistice Capital Master Fund Ltd. Pursuant to the terms of the Inducement Agreement, the exercise price for the warrants to purchase the remaining 104,889 shares of Class A Common Stock of the Company was reduced to $20.10 for a total purchase price of $2,108,262.

On December 21, 2023, the remaining 104,889 common stock purchase warrants to purchase shares of Class A Common Stock of the Company at a price of $20.10 per warrant were exercised for total proceeds of $2,108,262.

As of December 31, 2023, the Company had received Notice to Exercise for 53,200 common stock purchase warrants resulting in an issuance by the Company of 53,200 shares of Class A Common Stock. Due to the beneficial ownership limitation provisions in the Inducement Agreement, as of December 31, 2023 the remaining 51,689 common stock purchase warrants exercised on December 21, 2023 were unissued and held in abeyance for benefit of the institutional investor until notice from the institutional investor that the shares may be issued in compliance with the beneficial ownership limitation. On February 7, 2024 and February 27, 2024, the Company issued 21,334 and 30,356 shares, respectively.

All warrants related to this investment have been exercised and are no longer outstanding as of September 30, 2024.

June 5, 2023

On June 1, 2023, the Company entered into a securities purchase agreement (“SPA”) with an Armistice Capital Master Fund Ltd. Pursuant to which the Company agreed to issue and sell to the investor (i) in a registered direct offering, 49,094 shares of Class A Common Stock, par value $0.01 per share of the Company at a price of $34.50 per share, and pre-funded warrants to purchase up to 36,220 shares of Class A Common Stock, at a price of $34.485 per prefunded warrant, at an exercise price of $0.015 per share of Class A Common Stock, and (ii) in a concurrent private placement, common stock purchase warrants, exercisable for an aggregate of up to 85,314 shares of Class A Common Stock, at an exercise price of $34.50 per share. On June 5, 2023, the Company sold 49,094 shares of Class A Common Stock to the institutional investor at a price of $34.50 per share for total proceeds of $1,693,720. Additionally, on same date, the institutional investor purchased the 36,220 pre-funded warrants at a price of $34.485 per prefunded warrant, for total proceeds to the Company of $1,249,047, resulting in an issuance by the Company of 49,094 shares of Class A Common Stock for net proceeds of $2,686,773 from the registered direct offering after deducting placement fee and legal expense of $205,994 and $50,000, respectively.

On June 12, 2023, the institutional investor exercised 21,487 pre-funded warrants at a price of $0.015 per prefunded warrant, resulting in an issuance by the Company of 21,487 shares of Class A Common Stock for total proceeds of $322. Additionally, on June 23, 2023, the institutional investor exercised 14,734 pre-funded warrants at a price of $0.015 per prefunded warrant, resulting in an issuance by the Company of 14,734 shares of Class A Common Stock for total proceeds of $221.

On December 21, 2023, the Company entered into an Inducement Agreement with Armistice Capital Master Fund Ltd. Pursuant to the terms of the Inducement Agreement, the exercise price for the common stock purchase warrants to purchase the remaining 85,314 shares of Class A Common Stock of the Company was reduced to $20.10 for a total purchase price of $1,714,798.

On December 21, 2023, the institutional investor exercised 7,112 warrants to purchase shares of Class A Common Stock of the Company at a price of $20.10 per warrant for total proceeds of $142,938.

As of December 31, 2023, due to the beneficial ownership limitation provisions in the Inducement Agreement, the 7,112 warrants were unissued and held in abeyance for benefit of the institutional investor until notice from the institutional investor that the shares may be issued in compliance with the beneficial ownership limitation. These shares were subsequently issued on February 27, 2024.

On September 3, 2024, the Company entered into an Inducement Agreement with Armistice Capital Master Fund Ltd. Pursuant to the terms of the Inducement Agreement, the exercise price for the common stock purchase warrants to purchase the remaining 78,202 shares of Class A Common Stock of the Company was reduced to $4.8345. All of the 78,202 shares were exercised and issued on September 4, 2024.

All warrants related to this investment have been exercised and are no longer outstanding as of September 30, 2024.

December 21, 2023

On December 21, 2023, the Company entered into a warrant exercise agreement (the “WEA”) with a certain existing institutional investor, pursuant to which the institutional investor agreed to exercise (the “Exercise”) (i) a portion (7,112) of the warrants issued to the institutional investor on June 5, 2023, which, as of December 21, 2023, were exercisable for 85,314 shares of the Company’s Class A Common Stock, par value $0.01 per share (“Class A Common Stock”) with a current exercise price of $34.50 per share (the “June 2023 Warrants”), (ii) all of the warrants issued to the institutional investor on September 14, 2022, as amended on June 5, 2023, which are exercisable for 8,000 shares of Class A Common Stock, with a current exercise price of $34.50 per share (the “September 2022 Warrants”), and (iii) all of the warrants issued to the institutional investor on April 18, 2023, which are exercisable for 104,889 shares of Class A Common Stock, with a current exercise price of $49.50 per share (the “April 2023 Warrants” and collectively with all of the June 2023 Warrants and the September 2022 Warrants, the “Existing Warrants”). In consideration for the immediate exercise of 120,000 of the Existing Warrants for cash, the Company agreed to reduce the exercise price of all of the Existing Warrants, including any unexercised portion thereof, to $20.10 per share, which was equal to the most recent closing price of the Company’s Class A Common Stock on The Nasdaq Stock Market prior to the execution of the WEA. As of September 30, 2024, the institutional investor had submitted an Exercise Notice for all 120,000 Existing Warrants, in two batches, 61,200 and 58,800, respectively, and the shares of Class A Common Stock were issued to the warrant holders.

In addition, in consideration for such Exercise, the Selling Stockholder received new unregistered warrants to purchase up to an aggregate of 240,000 shares of Class A Common Stock, equal to 200% of the shares of Class A Common Stock issued in connection with the Exercise, with an exercise price of $20.10 per share (the “New Warrants”) in a private placement pursuant to Section 4(a)(2) of the Securities Act of 1933 (the “Securities Act”).

On September 3, 2024, the Company entered into an Inducement Agreement with an institutional investor. Pursuant to the terms of the Inducement Agreement, the exercise price for the common stock purchase warrants to purchase the remaining 240,000 shares of Class A Common Stock of the Company was reduced to $4.835. The 240,000 warrants were subsequently exercised resulting in the Company receiving $1,160,280 in cash proceeds.

Due to the beneficial ownership limitation provisions in the Inducement Agreement, 47,132 shares were issued on September 4, 2024.

The warrants to purchase the remaining 192,869 shares are held in abeyance for benefit of the institutional investor until notice from the institutional investor that the shares may be issued in compliance with the beneficial ownership limitation. These shares were subsequently issued on November 5, 2024.

April 3, 2024

On April 3, 2024, the Company closed a Securities Purchase Agreement with a certain institutional investor. Pursuant to the terms of the Securities Purchase Agreement, the investor agreed to purchase from the Company 33,333 shares of Class A Common Stock, par value $0.01 of the Company and pre-funded warrants to purchase 100,001 shares of Class A Common Stock of the Company (“Warrant A”) at a purchase price of $14.52 per share resulting in a total purchase price of $1,936,000. The Company paid offering costs of $245,520 resulting in net proceeds of $1,690,480.

Additionally, pursuant to the Securities Purchase Agreement, as additional consideration for the share and Warrant A purchase described above, the Company agreed to issue to the Selling Stockholder a stock purchase warrant for the purchase of 133,334 shares of the Company’s Class A Common Stock at an exercise price of $14.52 per share (“Warrant B”), and a stock purchase warrant for the purchase of 106,667 shares of the Company’s Class A Common Stock at an exercise price of $15.90 per share (“Warrant C”).

On May 24, 2024, the institutional investor exercised 36,140 pre-funded warrants from Warrant A to purchase shares of Class A Common Stock of the Company at an exercise price of $0.00 per warrant for total proceeds of $0.

On July 26, 2024, the institutional investor exercised a further 53,273 pre-funded warrants from Warrant A to purchase shares of Class A Common Stock of the Company at an exercise price of $0.00 per warrant for total proceeds of $0.

On August 20, 2024, the institutional investor exercised the remaining 10,588 pre-funded warrants from Warrant A to purchase shares of Class A Common Stock of the Company at an exercise price of $0.00 per warrant for total proceeds of $0. Subsequent to the August 20, 2024 exercise, there were no remaining securities in Warrant A.

On September 3, 2024, the Company entered into a Termination and Release Agreement under which the transaction entered into between the Company and institutional investor that terminated the remaining 133,334 stock purchase warrants in Warrant B and 106,667 stock purchase warrants in Warrant C. In consideration of the termination of the Transaction Documents, the Company made a $1,650,000 payment to the institutional investor.

All warrants related to this investment have been exercised or terminated and are no longer outstanding as of September 30, 2024.

September 3, 2024

On September 3, 2024, the Company entered into a securities purchase agreement with a single institutional investor to purchase 95,494 shares of Class A Common Stock, par value $0.01 of the Company (or pre-funded warrants in lieu thereof) in a registered direct offering priced at-the-market under Nasdaq rules. The shares were purchased at $4.8195 resulting in proceeds of $460,230.

In a concurrent private placement, the Company also agreed to issue and sell unregistered warrants to purchase up to an aggregate of 190,987 shares of Class A Common Stock, par value $0.01 of the Company. The exercise price for each share of common stock (or pre-funded warrant in lieu thereof) and accompanying warrant is $4.8345. The private placement warrants will be exercisable upon receipt of shareholder approval and will expire five years from the initial exercise date and will have an exercise price of $4.8345 per share. As of the date of this Quarterly Report on Form 10-Q, the Company has not received shareholder approval but will hold a vote on November 18, 2024.

The warrants to purchase the remaining 95,494 shares of the Company’s Class A Common Stock are held in abeyance as of September 30, 2024 and 190,987 shares of the Company’s Class A Common Stock remain outstanding as of September 30, 2024. On November 6, 2024, the 95,494 shares were issued upon the exercise of the warrants for $0.015 per share resulting in $1,432 in proceeds.

September 3, 2024

On September 3, 2024, the Company also entered into a warrant inducement agreement with a single institutional investor to exercise 78,202 outstanding warrants that the Company issued on June 5, 2023 (as amended on December 20, 2023) and 240,000 outstanding warrants that the Company issued on December 20, 2023. These warrant exercises are discussed under the June 5, 2023 and December 20, 2023 sections above. In consideration for the immediate exercise of the warrants, the Company also agreed to issue to the investor unregistered warrants to purchase an aggregate of 636,404 shares of the Company’s common stock. These warrants will have an exercise price of $4.835 per share, will be exercisable upon receipt of shareholder approval and will expire five years from the initial exercise date. As of the date of this Quarterly Report on Form 10-Q, the Company has not received shareholder approval but will hold a vote on November 18, 2024.

In accordance with the Inducement Agreement we recognized a deemed dividend of $1.94 million calculated as the fair value of the warrants and reduction in exercise price of the warrants as described above immediately following the Inducement Agreement. The fair values were determined using the Black Sholes Model. This deemed dividend is added to net loss to arrive at net loss attributable to common stockholders on the statements of operations.

The warrants to purchase the remaining 636,404 shares of the Company’s Class A Common Stock remain outstanding as of September 30, 2024.

September 10, 2024

On September 10, 2024, T Stamp Inc., a Delaware corporation (the “Company”), entered into a Securities Purchase Agreement the (“SPA”) with a certain institutional investor. The investor and the Company previously entered into that certain Securities Purchase Agreement dated July 13, 2024, in which the Company issued 306,514 shares of Class A Common Stock, par value $0.01 of the Company (the “Class A Common Stock”) in exchange for the issuance by the investor to the Company of (i) a $500,000 promissory note payable on July 31, 2024; (ii) a $500,000 promissory note payable on August 31, 2024; and (iii) a $1,000,000 promissory note payable within three (3) trading days of an effective resale registration statement. As of the date of this report, all promissory notes have been repaid.

Pursuant to the terms of the SPA, the Company agreed, at the closing of the SPA and upon the terms and subject to the conditions set forth in the SPA, to issue certain shares warrants to purchase 250,930 shares of Class A Common Stock, with an exercise price equal to $3.41, subject to adjustment in certain circumstances.

The warrants to purchase the remaining 250,930 shares of the Company’s Class A Common Stock remain outstanding as of September 30, 2024.

3.    Warrants

Liability Classified Warrants

The following table presents the change in the liability balance associated with the liability classified warrants, which are classified in Level 3 of the fair value hierarchy from January 1, 2022 to December 31, 2023:

Warrants ($)
Balance as of January 1, 2022	$374,694
Additional warrants issued	—
Change in fair value	(113,125)
Balance as of December 31, 2022	$261,569
Additional warrants issued	—
Change in fair value	(5,033)
Balance as of December 31, 2023	$256,536

As of December 31, 2023, the Company has issued a customer a warrant to purchase up to $1.00 million of capital stock in a future round of financing at a 20% discount of the lowest price paid by another investor. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026. The Company evaluated the provisions of ASC 480, Distinguishing Liabilities from Equity, noting the warrant should be classified as a liability due to its settlement being for a variable number of shares and potentially for a class of shares not yet authorized. The warrant was determined to have a fair value of $250 thousand which was recorded as a Deferred contract acquisition asset and to a Warrant liability during the year ended December 31, 2016 and was amortized as a revenue discount prior to the current periods presented. The fair value of the warrant was estimated on the date of grant by estimating the warrant’s intrinsic value on issuance using the estimated fair value of the Company as a whole and has a balance of $250 thousand as of December 31, 2023.

On December 16, 2016, the Company issued an investor warrant to purchase $50 thousand worth of shares of our Class A Common Stock. The warrants have no vesting period and expires on December 16, 2026. The warrant agreement states that the investor is entitled to the “number of shares of Common Stock with a Fair Market Value as of the Determination Date of $50,000”. The determination date is defined as the “date that is the earlier of (A) the conversion of the investor’s Note into the equity interests of the Company or (B) the maturity date of the Note.” The investor converted the referenced Note on June 30, 2020, therefore, defining the determination date. The number of shares to be purchased is settled as 428 shares as of June 30, 2020. The exercise price of the warrants is variable until the exercise date.

The Company used a Black-Scholes-Merton pricing model to determine the fair value of the warrants and uses this model to assess the fair value of the warrant liability. As of December 31, 2023, the warrant liability is recorded at $7 thousand which is a $5 thousand decrease, recorded to Change in fair value of warrant liability, from the balance of $12 thousand as of December 31, 2022.

Fair Value of Warrants	$13.95 – $30.15
Exercise price	$7.95 – $14.40
Risk free interest rate	4.09% - 4.74%
Expected dividend yield	—%
Expected volatility	79.08% - 92.90%
Expected term	3	years

Equity Classified Warrants

		As of December 31,
Warrant Issuance Date	Strike Price	2023		2022
November 9, 2016	$46.80	5,342		5,342
January 23, 2020	$120.00	12,430		12,430
January 23, 2020	$120.00	34,974		54,974
August – December 2021	$300.00	—		17,917
January – February 2022	$300.00	—		1,012
September 14, 2022	$20.10	—		26,000
April 18, 2023	$20.10	51,689	(1)	—
June 5, 2023	$20.10	85,314	(1)	—
December 21, 2023	$20.10	240,000		—
Total warrants outstanding		429,749		97,675
(1)	As of December 31, 2023, all 51,689 of the April 18, 2023 warrants and 7,112 of the June 5, 2023 warrants are held in abeyance for benefit of the institutional investor until notice from the institutional investor that the shares may be issued in compliance with the beneficial ownership limitation.

November 9, 2016

The Company has issued a customer a warrant to purchase 5,342 shares of Class A Common Stock with an exercise price of $46.80 per share. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026.

January 23, 2020

In January 2020, the Company issued REach®, a related party, a warrant to purchase 12,430 shares of the Company’s Class A Common Stock at an exercise of $120.00 per share in exchange for the cancellation of a $100 thousand SAFE issued on August 18, 2017 by the Company’s affiliate Trusted Mail Inc. with a value of $125 thousand. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

January 23, 2020

In January 2020, the Company issued SCV, a related party, a warrant to purchase 62,141 shares of the Company’s Class A Common Stock at a strike price of $120.00 per share in exchange for $300 thousand in cash and “Premium” sponsorship status with a credited value of $100 thousand per year for 3 years totaling $300 thousand. This “premium” sponsorship status provides the Company with certain benefits in marketing and networking, such as the Company being listed on the investor’s website, as well as providing the Company certain other promotional opportunities organized by the investor. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

On December 21, 2021, SCV executed a Notice of Exercise for certain of its warrants to purchase 27,168 shares of Class A Common Stock at an exercise price of $120.00 per share for a total purchase price of $3.26 million. The closing occurred on January 10, 2022 and resulted in total cash proceeds of $3.26 million to the Company for the warrant exercise.

The warrants to purchase the remaining 34,974 shares of the Company’s Class A Common Stock remain outstanding as of December 31, 2023.

August – December 2021 and January – February 2022

The Company issued 18,107 warrants from August 2021 to December 2021 and 1,028 warrants from January 2022 to February 2022 related to the Regulation CF, D, and S common stock and warrant offerings. These warrants became exercisable on January 26, 2022 when the Company received SEC qualification of its offering statement on Form 1-A. These warrants expire as of the earlier of: (a) January 26, 2023, (b) the acquisition of the Company by another entity, or (c) immediately prior to the closing of a firm commitment underwritten public offering. On August 25, 2022, we refunded $5,000 in units (comprised of common stock and warrants) sold in the Company’s Regulation CF offering to two investors resulting in the cancellation of 17 warrants.

During the quarter ended December 31, 2022, investors exercised 190 warrants at an exercise price of $300.00 per share, resulting in total cash proceeds of $57 thousand to the Company for the warrant exercises.

The warrants to purchase the remaining 18,928 shares of the Company’s Class A Common Stock expired on January 26, 2023 and are no longer outstanding as of December 31, 2023.

September 14, 2022

On September 11, 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) with Armistice Capital Master Fund Ltd. Pursuant to the terms of the SPA, the Company agreed, at the closing of the SPA, to sell and issue to the Armistice Capital Master Fund Ltd. in a private placement 13,000 shares of Class A Common Stock of the Company and warrants to purchase 26,000 shares of Class A Common Stock of the Company at an exercise price of $132.75 for a total purchase price of $1,511,250. The Company incurred offering costs of $90,675 from this transaction that were recorded as a reduction of the gross proceeds. The 26,000 warrants may be exercised at any time by Armistice Capital Master Fund Ltd. starting on the issuance date, September 14, 2022, until the five year and six-month anniversary thereafter.

The warrants also allow for a “cashless exercise” if, at any time after the six (6) month anniversary of the issue date of the warrants there is no effective registration statement registering the resale of the Class A Common Stock issuable pursuant to the warrants. In such a case, then warrants may also be exercised, in whole or in part, by means of a cashless exercise in which Armistice Capital Master Fund Ltd. will be entitled to receive a number of shares of Class A Common Stock as described in the warrants. Trust Stamp filed the registration statement on September 30, 2022 and received the notice of effectiveness on January 26, 2023.

On June 5, 2023, the Company entered into an Amendment to Existing Warrants agreement with Armistice Capital Master Fund Ltd. Pursuant to the terms of the Amendment to Existing Warrants, the exercise price for the warrants to purchase 26,000 shares of Class A Common Stock of the Company is reduced to $34.50 for a total purchase price of $897,000. In addition, the expiration date for the 26,000 warrants is amended allowing the exercise of the warrant at any time by Armistice Capital Master Fund Ltd. starting on the closing of the offering, June 5, 2023, until the five year anniversary thereafter.

On August 18, 2023, the institutional investor exercised 18,000 warrants to purchase shares of Class A Common Stock of the Company at a price of $34.50 per warrant, resulting in an issuance by the Company of 18,000 shares of Class A Common Stock for total proceeds of $621,000.

On December 21, 2023, the Company entered into an Inducement Agreement with Armistice Capital Master Fund Ltd. Pursuant to the terms of the Inducement Agreement, the exercise price for the warrants to purchase the remaining 8,000 shares of Class A Common Stock of the Company was reduced to $20.10 for a total purchase price of $160,800.

On December 21, 2023, the remaining 8,000 common stock purchase warrants to purchase shares of Class A Common Stock of the Company at a price of $20.10 per warrant, resulting in an issuance by the Company of 8,000 shares of Class A Common Stock for total proceeds of $160,800.

All warrants related to this investment have been exercised and are no longer outstanding as of December 31, 2023.

April 18, 2023

On April 14, 2023, the Company entered into a securities purchase agreement (“SPA”) with Armistice Capital Master Fund Ltd. Pursuant to which the Company agreed to issue and sell to the investor (i) in a registered direct offering, 37,559 shares of Class A Common Stock, par value $0.01 per share of the Company at a price of $49.50 per share, and pre-funded warrants to purchase up to 67,330 shares of Class A Common Stock, at a price of $49.485 per prefunded warrant, at an exercise price of $0.015 per share of Class A Common Stock, and (ii) in a concurrent private placement, common stock purchase warrants, exercisable for an aggregate of up to 104,889 shares of Class A Common Stock, at an exercise price of $49.50 per share. On April 18, 2023, the Company sold 37,559 shares of Class A Common Stock to the institutional investor at a price of $49.50 per share for total proceeds $1,859,154. Additionally, on same date, the institutional investor purchased and exercised the 67,330 pre-funded warrants, for total proceeds to the Company of $3,332,835, resulting in an aggregate issuance by the Company of 104,889 shares of Class A Common Stock for net proceeds of $4,778,550 from the registered direct offering after deducting placement fee and legal expense of $363,439 and $50,000, respectively.

On December 21, 2023, the Company entered into an Inducement Agreement with Armistice Capital Master Fund Ltd. Pursuant to the terms of the Inducement Agreement, the exercise price for the warrants to purchase the remaining 104,889 shares of Class A Common Stock of the Company was reduced to $20.10 for a total purchase price of $2,108,262.

On December 21, 2023, the remaining 104,889 common stock purchase warrants to purchase shares of Class A Common Stock of the Company at a price of $20.10 per warrant were exercised for total proceeds of $2,108,262.

As of December 31, 2023, the Company had received Notice to Exercise for 53,200 common stock purchase warrants resulting in an issuance by the Company of 53,200 shares of Class A Common Stock. Due to the beneficial ownership limitation provisions in the Inducement Agreement, as of December 31, 2023 the remaining 51,689 common stock purchase warrants exercised on December 21, 2023 were unissued and held in abeyance for benefit of the institutional investor until notice from the institutional investor that the shares may be issued in compliance with the beneficial ownership limitation. On February 7, 2023 and February 27, 2023, the Company issued 21,334 and 30,356 shares, respectively.

June 5, 2023

On June 1, 2023, the Company entered into a securities purchase agreement (“SPA”) with an Armistice Capital Master Fund Ltd. Pursuant to which the Company agreed to issue and sell to the investor (i) in a registered direct offering, 49,094 shares of Class A Common Stock, par value $0.01 per share of the Company at a price of $34.50 per share, and pre-funded warrants to purchase up to 36,220 shares of Class A Common Stock, at a price of $34.485 per prefunded warrant, at an exercise price of $0.015 per share of Class A Common Stock, and (ii) in a concurrent private placement, common stock purchase warrants, exercisable for an aggregate of up to 85,314 shares of Class A Common Stock, at an exercise price of $34.50 per share. On June 5, 2023, the Company sold 49,094 shares of Class A Common Stock to the institutional investor at a price of $34.50 per share for total proceeds of $1,693,720. Additionally, on same date, the institutional investor purchased the 36,220 pre-funded warrants at a price of $34.485 per prefunded warrant, for total proceeds to the Company of $1,249,047, resulting in an issuance by the Company of 49,094 shares of Class A Common Stock for net proceeds of $2,686,773 from the registered direct offering after deducting placement fee and legal expense of $205,994 and $50,000, respectively.

On June 12, 2023, the institutional investor exercised 21,487 pre-funded warrants at a price of $0.015 per prefunded warrant, resulting in an issuance by the Company of 21,487 shares of Class A Common Stock for total proceeds of $322. Additionally, on June 23, 2023, the institutional investor exercised 14,734 pre-funded warrants at a price of $0.015 per prefunded warrant, resulting in an issuance by the Company of 14,734 shares of Class A Common Stock for total proceeds of $221.

On December 21, 2023, the Company entered into an Inducement Agreement with Armistice Capital Master Fund Ltd. Pursuant to the terms of the Inducement Agreement, the exercise price for the common stock purchase warrants to purchase the remaining 85,314 shares of Class A Common Stock of the Company was reduced to $20.10 for a total purchase price of $1,714,798.

On December 21, 2023, the institutional investor exercised 7,112 warrants to purchase shares of Class A Common Stock of the Company at a price of $20.10 per warrant for total proceeds of $142,938.

As of December 31, 2023, due to the beneficial ownership limitation provisions in the Inducement Agreement, the 7,112 warrants were unissued and held in abeyance for benefit of the institutional investor until notice from the institutional investor that the shares may be issued in compliance with the beneficial ownership limitation. These shares were subsequently issued on February 27, 2023.

The common stock purchase warrants to purchase 85,314 shares of the Company’s Class A Common Stock remain outstanding as of December 31, 2023.

December 21, 2023

On December 21, 2023, the Company entered into a warrant exercise agreement (the “WEA”) with a certain existing institutional investor, pursuant to which the institutional investor agreed to exercise (the “Exercise”) (i) a portion (7,112) of the warrants issued to the institutional investor on June 5, 2023, which are exercisable for 85,314 shares of the Company’s Class A Common Stock, par value $0.01 per share (“Class A Common Stock”) with a current exercise price of $34.50 per share (the “June 2023 Warrants”), (ii) all of the warrants issued to the institutional investor on September 14, 2022, as amended on June 5, 2023, which are exercisable for 8,000 shares of Class A Common Stock, with a current exercise price of $34.50 per share (the “September 2022 Warrants”), and (iii) all of the warrants issued to the institutional investor on April 18, 2023, which are exercisable for 104,889 shares of Class A Common Stock, with a current exercise price of $49.50 per share (the “April 2023 Warrants” and collectively with all of the June 2023 Warrants and the September 2022 Warrants, the “Existing Warrants”). In consideration for the immediate exercise of 120,000 of the Existing Warrants for cash, the Company agreed to reduce the exercise price of all of the Existing Warrants, including any unexercised portion thereof, to $20.10 per share, which is equal to the most recent closing price of the Company’s Class A Common Stock on The Nasdaq Stock Market prior to the execution of the WEA. As of December 31, 2023, Armistice had submitted an Exercise Notice for 61,200 Existing Warrants and the shares of Class A Common Stock were issued to the warrant holders. The remaining 58,800 Existing Warrants from this exercise are held in abeyance until the Company receives notice from the holders that the remaining shares may be issued in compliance with the beneficial ownership limitation. As of the date of this report, the remaining 58,800 Existing Warrants have been issued.

In addition, in consideration for such Exercise, the Selling Stockholder received new unregistered warrants to purchase up to an aggregate of 240,000 shares of Class A Common Stock, equal to 200% of the shares of Class A Common Stock issued in connection with the Exercise, with an exercise price of $20.10 per share (the “New Warrants”) in a private placement pursuant to Section 4(a)(2) of the Securities Act of 1933 (the “Securities Act”).

All 240,000 of the New Warrants remain outstanding as of December 31, 2023.